Pensions and post-retirement benefits - Income statement charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Current service cost	£ 28	£ 58
Net finance (income)/cost	(122)	(26)
Past service cost	20	0
Other movements	0	2
Total	£ (74)	£ 34